Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Except for equity grants that may be made with respect to new hires, it is the long-standing practice of the Compensation Committee to grant equity awards to officers and key employees only one time per year at its quarterly meeting in February, which occurs following the release of the prior year’s reported earnings.[2] Neither the Compensation Committee nor the Board takes material non-public information into account when determining the timing or the terms of equity awards. The Company has not timed the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	Except for equity grants that may be made with respect to new hires, it is the long-standing practice of the Compensation Committee to grant equity awards to officers and key employees only one time per year at its quarterly meeting in February, which occurs following the release of the prior year’s reported earnings.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the Compensation Committee nor the Board takes material non-public information into account when determining the timing or the terms of equity awards. The Company has not timed the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false